Expense Example {- Fidelity Advisor® Biotechnology Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-33 - Fidelity Advisor® Biotechnology Fund	Sep. 29, 2022 USD ($)
Fidelity Advisor Biotechnology Fund-Class A
Expense Example:
1 year	$ 671
3 years	875
5 years	1,096
10 years	1,729
Fidelity Advisor Biotechnology Fund-Class M
Expense Example:
1 year	476
3 years	742
5 years	1,028
10 years	1,841
Fidelity Advisor Biotechnology Fund-Class C
Expense Example:
1 year	278
3 years	551
5 years	949
10 years	1,864
Fidelity Advisor Biotechnology Fund-Class I
Expense Example:
1 year	75
3 years	233
5 years	406
10 years	906
Class Z
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	$ 762